Cover	Feb. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 09, 2021
Entity Registrant Name	ENVISTA HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39054
Entity Tax Identification Number	83-2206728
Entity Address, Address Line One	200 S. Kraemer Blvd., Building E
Entity Address, City or Town	Brea,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	817-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	NVST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001757073
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	false